TPR Firm:			Report Date:	9/30/2025
Client Name:	Loan Funding Structure VI LLC		Report:	Exception Report
Deal Name:	BRAVO 2025-NQM10		Loans in report:	3

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	603553315	D	A	D	A	B	A	C	A	Closed	FCRE7497	2025-05-05 13:24	2025-05-23 16:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Lender commentary received - worst case scenario used for PITIA for property located at XXX. - Due Diligence Vendor-05/23/2025
Ready for Review-We are using all possible expenses for this property in the ratios and the borrower qualifies with the worst case scenario. We are not required to obtain extra documentation to reduce the ratios. In addition, it is unlikely that the mortgage carries escrows as the homeowner’s policy does not list a mortgagee and states XXX is the loss payee. - Buyer-05/23/2025
Counter-Received PITIA docs, however unable to determine if account is escrowed. mortgage statement for XXX. - Due Diligence Vendor-05/20/2025
Ready for Review-Document Uploaded. XXX is a second home. We received documentation for their taxes, HOI and HOA which are all included in the ratios. I did not request the mortgage statement as the payment is on the credit report and included in the ratios. - Seller-05/20/2025
Open-Missing mortgage statement for XXX. - Due Diligence Vendor-05/05/2025	Ready for Review-Document Uploaded. XXX is a second home. We received documentation for their taxes, HOI and HOA which are all included in the ratios. I did not request the mortgage statement as the payment is on the credit report and included in the ratios. - Seller-05/20/2025
Resolved-Lender commentary received - worst case scenario used for PITIA for property located at XXX. - Due Diligence Vendor-05/23/2025

Months Reserves exceed minimum required - XXX months reserves,

minimum reserves required per guidelines is 6 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX %

percent below the maximum DTI per guidelines of 50%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680

																												XXX reo.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Second Home	Purchase	NA	N/A	N/A
XXX	603553315	D	A	D	A	B	A	C	A	Closed	FPRO1632	2025-05-06 11:50	2025-05-23 16:20	Resolved	1 - Information	C	A	Property	Property Issue	Unable to Determine if Condo Project is Warrantable	Resolved-Clarification received regarding litigation filed - HOA is Plaintiff and supports non-warrantable condo. - Due Diligence Vendor-05/23/2025
Ready for Review-Condo Litigation:
XXX Attorneys represent the Condo Association (XXX) directly because as their letter states, XXX is the plaintiff in the only open filing. There are currently no open filings (i.e. no pending litigation) where XXX is a defendant, so no representation by the insurance carrier is necessary for defense.
 - Buyer-05/23/2025
Counter-Duplicate documentation provided which is insufficient to clear the condition. Unable to determine project eligibility based on litigation documents provided. - Due Diligence Vendor-05/20/2025
Ready for Review-Document Uploaded. Letter from lawyer shows no actual pending litigation. Here’s the letter with the condo docs. - Buyer-05/20/2025
Open-Condo has a pending litigation, missing documentation that must be provided by the insurance carrier or the attorney representing the insurance carrier that the insurance carrier has agreed to provide the defense and the association’s insurance policy is sufficient to cover the litigation. Letter from Attorney in the file does not appear to be representing the insurance carrier. - Due Diligence Vendor-05/06/2025	Resolved-Clarification received regarding litigation filed - HOA is Plaintiff and supports non-warrantable condo. - Due Diligence Vendor-05/23/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX % percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680		XXX_XXX & XXX letter.pdf XXX letter and condo doc.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Second Home	Purchase	NA	N/A	N/A
XXX	603553315	D	A	D	A	B	A	C	A	Closed	FCRE4104	2025-05-06 11:38	2025-05-20 17:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)	Resolved-Lender commentary received - source documentation was not required. TPR deducted owing balance of $XXX from available assets as XXX account #XXX was paid off on XXX per credit supplement. - Due Diligence Vendor-05/20/2025
Ready for Review-The underwriter did not request documentation for the payoff. Additionally, the underwriter included the mortgage payment for their second home in the debt-to-income ratios, - Buyer-05/20/2025
Open-Missing supporting documentation to evidence how the borrowers paid off the second mortgage with XXX account #XXX in the amount of $XXX. Per credit supplement loan was paid off on XXX. - Due Diligence Vendor-05/06/2025	Resolved-Lender commentary received - source documentation was not required. TPR deducted owing balance of $XXX from available assets as XXX account #XXX was paid off on XXX per credit supplement. - Due Diligence Vendor-05/20/2025
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX % percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Second Home	Purchase	NA	N/A	N/A
XXX	603553315	D	A	D	A	B	A	C	A	Closed	FSER1202	2025-05-06 11:44	2025-05-20 16:50	Resolved	1 - Information	A	A	Servicing	Additional Information	URLA is missing	Resolved-Received unsigned revised copy of Final URLA correcting primary residence to retained. - Due Diligence Vendor-05/20/2025
Ready for Review-Document Uploaded. XXX is their current primary. Underwriter mistakenly marked as “Investment” in XXX, there is no rental income. I have printed an updated 1003 showing the correction. - Buyer-05/20/2025
Open-Final URLA reflects borrowers current primary home XXX will be retained as an investment property collecting rental income in the amount of $XXX. Missing letter of explanation as to where the borrowers will reside since the subject property is being purchased as a second home. - Due Diligence Vendor-05/06/2025	Resolved-Received unsigned revised copy of Final URLA correcting primary residence to retained. - Due Diligence Vendor-05/20/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX % percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680		XXX 1003.1008.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Second Home	Purchase	NA	N/A	N/A
XXX	603553315	D	A	D	A	B	A	C	A	Closed	FCRE8611	2025-05-06 11:58	2025-05-16 10:37	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Received Self-Employed Business Narrative Form. - Due Diligence Vendor-05/16/2025
Ready for Review-Document Uploaded. Please see the attached  business form - Buyer-05/15/2025
Open-Missing XXX Self-Employed Business Narrative Form (or equivalent). - Due Diligence Vendor-05/06/2025	Resolved-Received Self-Employed Business Narrative Form. - Due Diligence Vendor-05/16/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX % percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680		XXX XXX Self-Employed Business Narrative Form.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Second Home	Purchase	NA	N/A	N/A
XXX	603553315	D	A	D	A	B	A	C	A	Closed	FCOM1329	2025-05-02 12:52	2025-05-15 16:59	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing Anti-Steering Disclosure	Resolved-Anti-Steering Disclosure is not required. - Due Diligence Vendor-05/15/2025

Ready for Review-We don’t send or collect this disclosure as it’s a broker requirement, not a lender requirement. This has been escalated to our compliance legal team and found not to be a lender requirement. Please escalate to be cleared and let me know if you have any questions as we do not provide this as part of our disclosures. Disclosure is not required. - Buyer-05/15/2025

Open-Loan option Disclosure is missing from the file. - Due Diligence Vendor-05/02/2025	Resolved-Anti-Steering Disclosure is not required. - Due Diligence Vendor-05/15/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX % percent below the maximum DTI per guidelines of 50%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 680			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Second Home	Purchase	NA	N/A	N/A
XXX	850360596	D	B	C	B	A	A	D	A	Closed	FCRE1634	2025-07-24 13:57	2025-08-18 15:12	Waived	2 - Non-Material	C	B	Credit	Eligibility	LTV/CLTV/HLTV Do Not Meet Guideline Requirements	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-08/18/2025
Ready for Review-Document Uploaded.  - Buyer-08/18/2025
Counter-Lender explanation received reflecting property considered STR. Original review considered property as standard rental as appraiser did not disclose online resources such as XXX or XXX.  Additionally, the required 12 month look back period was not provided. Missing 12 months bank statements showing STR deposits, a home-sharing service or property management company evidencing all rents collected for the previous 12 months. - Due Diligence Vendor-08/05/2025
Ready for Review-Per UW: When you have a property that is STR, it’s not going to be occupied all the time as people rent for a day here, 3 days there, etc. We don’t hit them for being vacant as long as we have proof the subject is listed on XXX, XXX, etc.  This one is OK at XXX% LTV. - Please waive this finding.
 - Buyer-08/05/2025
Open-LTV/CLTV/HLTV Do Not Meet Guideline Requirements Per the appraisal dated XXX the property is vacant. Max LTV for vacant properties is 70% on refinances. - Due Diligence Vendor-07/24/2025	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-08/18/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 12 months
DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700	1) XXX FICO is greater than 700 minimum 2) XXX months Reserves are greater than 12 month minimum 3) XXX DSCR is greater than 1.0	Underwriting Exception History (2022).pdf 1008 - Transmittal Summary.pdf 2020 URLA (1003_65) - Lender Loan Information Pages.pdf 2020 URLA (1003_65) - All Pages.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes
XXX	850360596	D	B	C	B	A	A	D	A	Closed	FCRE1630	2025-07-24 14:51	2025-08-11 10:54	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Does Not Meet Requirements	Resolved-Received supporting business documentation. - Due Diligence Vendor-08/11/2025
Ready for Review-Document Uploaded. COGS is dated XXX and is within 30 days of Closing. - Seller-08/11/2025
Counter-Received fully executed Operating Agreement, however still missing: Articles of Organization/Certificate of Formation and Certificate of Good Standing. - Due Diligence Vendor-08/05/2025
Ready for Review-Document Uploaded.  - Seller-08/05/2025
Open-Vested Owner Signature Does Not Meet Requirements DSCR program borrower is closing in the name of XXX. Missing: Articles Of Organization/Certificate of Formation, Certificate of Good Standing, and a fully executed Operating Agreement. The operating agreement provided is missing signature from all managers. (Not signed by XXX 50% entity owner).
- Due Diligence Vendor-07/24/2025	Ready for Review-Document Uploaded. COGS is dated XXX and is within 30 days of Closing. - Seller-08/11/2025 Ready for Review-Document Uploaded. - Seller-08/05/2025	Resolved-Received supporting business documentation. - Due Diligence Vendor-08/11/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 12 months
DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700		XXX LLC OA - signed.pdf XXX- ARTICLES.pdf XXX - COGS.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
XXX	850360596	D	B	C	B	A	A	D	A	Closed	FCRE1167	2025-07-24 14:30	2025-08-05 14:44	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s)and Replacement Cost Estimator by Insurer was not Provided	Resolved-Lender LOX received - policy includes Replacement coverage which is sufficient. - Due Diligence Vendor-08/05/2025
Ready for Review-Document Uploaded. Should be OK here as well as long as we have 100% replacement cost. Please waive this finding. - Buyer-08/05/2025
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $XXX is less than all Subject Lien(s), and Guaranteed Replacement Coverage is provided but Replacement Cost Estimator by Insurer was not Provided Missing policy with adequate hazard coverage equal to or greater than final loan amount and or Replacement cost estimator. 100% Replacement Cost Coverage as stated on the policy declaration page. Subject to additional conditions upon receipt. - Due Diligence Vendor-07/24/2025	Resolved-Lender LOX received - policy includes Replacement coverage which is sufficient. - Due Diligence Vendor-08/05/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 12 months
DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700		Insurance Coverage.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A
XXX	850360596	D	B	C	B	A	A	D	A	Closed	FCRE6618	2025-07-24 14:34	2025-07-31 11:02	Waived	2 - Non-Material	C	B	Credit	Borrower	Borrower information on 1003 is incomplete	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-07/31/2025
Ready for Review-Document Uploaded. Provided exception approval for incomplete Section 8 of Final 1003. - Buyer-07/31/2025
Open-Missing the borrowers'/guarantor (XXX) final completed 1003, Section 8 Demographic Information is blank/unanswered on the Final 1003/URLA. - Due Diligence Vendor-07/24/2025	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-07/31/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 12 months
DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700	1) XXX FICO is greater than 700 minimum 2) XXX months of Reserves are greater than 12-month minimum	1003 Exception Approval.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes
XXX	850360596	D	B	C	B	A	A	D	A	Closed	FVAL8946	2025-07-24 14:16	2025-07-29 16:56	Resolved	1 - Information	D	A	Property	Missing Doc	Missing Appraisal	Resolved-Received appraisal transfer letter. - Due Diligence Vendor-07/29/2025
Ready for Review-Document Uploaded. The transfer letter has a transposed street #, but this letter is clearly for the subject property. - Seller-07/29/2025
Open-Client listed on Appraisal reflects XXX. Missing appraisal transfer letter from XXX to XXX. - Due Diligence Vendor-07/24/2025	Ready for Review-Document Uploaded. The transfer letter has a transposed street #, but this letter is clearly for the subject property. - Seller-07/29/2025	Resolved-Received appraisal transfer letter. - Due Diligence Vendor-07/29/2025	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 12 months
DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700		XXX - Appraisal Transfer Letter - signed.pdf	ATR/QM: Exempt	ATR/QM: Not Applicable	XXX	XXX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A